1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Description	Par Value	Value

INVESTMENT COMPANY – 1.9%

EXCHANGE-TRADED FUND – 1.9%
iShares iBoxx High Yield Corporate Bond ETF#	$113,960	$9,974,919

TOTAL INVESTMENT COMPANY (COST $10,009,301)		$9,974,919

ASSET-BACKED SECURITY – 0.0%**

FINANCIAL SERVICES – 0.0%**
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	216,222	228,407

TOTAL ASSET-BACKED SECURITY (COST $216,222)		$228,407

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.9%
3.50%, 9/01/49	4,086,949	4,221,328
3.00%, 12/01/49	4,353,919	4,454,232
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$8,675,560

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 2005-29, Class WC, 4.75%, 4/25/35	15,774	16,881
Series 2012-114, Class VM, 3.50%, 10/25/25	1,320,793	1,374,841
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,391,722

WHOLE LOAN – 0.0%**
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.46%, 2/25/34Δ	50,297	49,483
CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	4,798	4,780
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.31%, 11/25/35Δ	37,176	36,149
TOTAL WHOLE LOAN		$90,412

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $10,188,555)		$10,157,694

COMMERCIAL PAPER – 2.1%♦
Plains All American Pipeline LP, 1.95%, 2/03/20Ω	10,965,000	10,963,218

TOTAL COMMERCIAL PAPER (COST $10,963,812)		$10,963,218

CORPORATE BONDS – 42.4%

AEROSPACE & DEFENSE – 1.3%
L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	835,000	868,440

Description	Par Value	Value
Northrop Grumman Corp., Sr. Unsecured, 2.93%, 1/15/25	$1,000,000	$1,047,806
Northrop Grumman Corp., Sr. Unsecured, 4.03%, 10/15/47	1,765,000	2,068,411
Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	1,600,000	1,750,239
United Technologies Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.65%), 2.55%, 8/16/21Δ	1,175,000	1,175,330
TOTAL AEROSPACE & DEFENSE		$6,910,226

AUTOMOTIVE-1.8%
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21Ω	250,000	257,638
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	516,400
Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	467,459
Ford Motor Credit Co. LLC, Sr. Unsecured, 3.09%, 1/09/23	1,000,000	1,009,406
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.58%, 3/18/24	1,000,000	1,091,005
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	1,184,037
General Motors Financial Co., Inc., Sr. Unsecured, 4.20%, 11/06/21	1,650,000	1,708,502
PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 5/10/22	3,045,000	3,117,724
TOTAL AUTOMOTIVE		$9,352,171

BEVERAGES – 0.6%
Anheuser-Busch Cos., LLC, Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,396,172
Keurig Dr. Pepper, Inc., Company Guaranteed, 2.53%, 11/15/21	1,000,000	1,009,917
Keurig Dr. Pepper, Inc., Company Guaranteed, 5.09%, 5/25/48	700,000	896,852
TOTAL BEVERAGES		$3,302,941

BIOTECHNOLOGY – 0.4%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	2,000,000	2,000,771

BUILDING PRODUCTS – 0.0%**
Johnson Controls International PLC, Sr. Unsecured, 4.63%, 7/02/44	100,000	116,223

CAPITAL MARKETS – 1.9%
Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	816,251

January 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.16%), 2.97%, 4/23/20Δ	$425,000	$425,659
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.09%, 9/15/20Δ	1,425,000	1,433,789
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.00%, 4/26/22	915,000	928,082
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	800,000	841,436
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	2,080,000	2,267,839
Morgan Stanley, Sr. Unsecured, GMTN, (3 Month USD LIBOR + 0.55%), 2.45%, 2/10/21Δ	1,625,000	1,625,140
Morgan Stanley, Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	359,748
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	562,157
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	866,824
TOTAL CAPITAL MARKETS		$10,126,925

CHEMICALS – 0.1%
DuPont de Nemours, Inc., Sr. Unsecured, 3.77%, 11/15/20	735,000	746,064

COMMERCIAL BANKS – 3.1%
Credit Suisse AG, Sr. Unsecured, 2.10%, 11/12/21	1,785,000	1,799,054
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,292,039
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	574,241
Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 8/06/24	1,325,000	1,361,016
KeyBank NA, Sr. Unsecured, BKNT, 3.30%, 2/01/22	615,000	634,775
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	750,000	756,804
PNC Bank NA, Subordinated, BKNT, 2.95%, 1/30/23	350,000	360,546
PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,162,253
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	1,500,000	1,599,856
Truist Bank, Subordinated, BKNT, 3.80%, 10/30/26	1,000,000	1,095,984
Truist Financial Corp., Sr. Unsecured, 2.90%, 3/03/21	1,475,000	1,491,918

Description	Par Value	Value
Truist Financial Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 2.56%, 4/01/22Δ	$2,000,000	$2,022,165
U.S. Bancorp, Subordinated, MTN, 2.95%, 7/15/22	2,000,000	2,058,619
TOTAL COMMERCIAL BANKS		$16,209,270

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Global Payments, Inc., Sr. Unsecured, 3.75%, 6/01/23	2,570,000	2,708,281

COMPUTERS – 1.1%
Hewlett Packard Enterprise Co., Sr. Unsecured, 3.60%, 10/15/20	2,350,000	2,374,930
International Business Machines Corp., Sr. Unsecured, 2.80%, 5/13/21	3,300,000	3,350,959
TOTAL COMPUTERS		$5,725,889

CONSUMER FINANCE – 0.5%
American Express Credit Corp., Sr. Unsecured, MTN, 2.20%, 3/03/20	1,000,000	1,000,040
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	1,365,000	1,370,392
TOTAL CONSUMER FINANCE		$2,370,432

DIVERSIFIED FINANCIAL SERVICES – 3.0%
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,164,640
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,116,200
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	519,601
Charles Schwab Corp. (The), Sr. Unsecured, 4.45%, 7/22/20	250,000	253,435
Citibank NA, Sr. Unsecured, BKNT, 3.40%, 7/23/21	1,400,000	1,433,560
Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	2,060,000	2,102,834
Citigroup, Inc., Subordinated, 4.13%, 7/25/28	1,650,000	1,830,329
Comerica, Inc., Sr. Unsecured, 3.70%, 7/31/23	1,000,000	1,062,040
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,477,467
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	103,533
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	700,000	701,963
JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 2.91%, 5/15/47Δ	1,000,000	866,486
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	2,000,000	2,010,621
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	1,000,000	1,188,345
TOTAL DIVERSIFIED FINANCIAL SERVICES		$15,831,054

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

ELECTRIC – 2.3%
Baltimore Gas & Electric Co., Sr. Unsecured, 3.50%, 8/15/46	$1,550,000	$1,684,157
Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,138,024
Consolidated Edison, Inc., Sr. Unsecured, 2.00%, 5/15/21	750,000	752,616
DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	305,000	323,747
Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,083,184
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,316,938
FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 7/15/27	800,000	872,626
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 4.50%, 6/01/21	3,000,000	3,083,859
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	527,570
WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	1,000,000	1,021,572
TOTAL ELECTRIC		$11,804,293

ELECTRICAL EQUIPMENT MANUFACTURING – 0.0%**
General Electric Co., Subordinated, 5.30%, 2/11/21	250,000	257,695

ENVIRONMENTAL CONTROL – 0.6%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,342,783
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,796,673
TOTAL ENVIRONMENTAL CONTROL		$3,139,456

FOOD & STAPLES RETAILING – 1.9%
Campbell Soup Co., Sr. Unsecured, 3.30%, 3/19/25	2,050,000	2,163,301
Conagra Brands, Inc., Sr. Unsecured, 5.40%, 11/01/48	665,000	851,293
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,776,075
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	2,060,000	2,109,339
Kroger Co. (The), Sr. Unsecured, 5.40%, 1/15/49	1,640,000	2,044,671
Kroger Co. (The), Sr. Unsecured, 3.95%, 1/15/50	1,000,000	1,033,531
TOTAL FOOD & STAPLES RETAILING		$9,978,210

FOREST PRODUCTS & PAPER – 0.3%
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	1,500,000	1,648,352

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Becton Dickinson & Co., Sr. Unsecured, 2.40%, 6/05/20	4,500,000	4,508,951

Description	Par Value	Value
DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	$2,330,000	$2,369,427
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 2.70%, 4/01/20	2,650,000	2,651,770
Zimmer Biomet Holdings, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 2.65%, 3/19/21Δ	1,000,000	1,000,566
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$10,530,714

HEALTH CARE PROVIDERS & SERVICES – 3.0%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,785,388
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	674,079
Cigna Corp., Company Guaranteed, 4.13%, 9/15/20Ω	940,000	955,171
Cigna Corp., Company Guaranteed, 3.20%, 9/17/20	2,000,000	2,014,819
Cigna Corp., Company Guaranteed, 3.75%, 7/15/23	500,000	527,762
Cigna Corp., Company Guaranteed, 4.80%, 7/15/46Ω	1,000,000	1,206,860
CommonSpirit Health, Sr. Secured, 2.76%, 10/01/24	3,140,000	3,228,421
Elanco Animal Health, Inc., Sr. Unsecured, 4.90%, 8/28/28	2,000,000	2,290,000
NYU Langone Hospitals, Secured, 3.38%, 7/01/55	1,000,000	1,031,252
UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	1,350,000	1,433,000
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	334,669
TOTAL HEALTH CARE PROVIDERS & SERVICES		$15,481,421

HOME FURNISHINGS – 0.3%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,592,740

HOUSEHOLD PRODUCTS – 0.2%
Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	870,000	1,009,074

INSURANCE – 2.6%
American International Group, Inc., Sr. Unsecured, 3.30%, 3/01/21	3,000,000	3,047,601
American International Group, Inc., Sr. Unsecured, 4.20%, 4/01/28	1,000,000	1,127,841
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	1,450,000	1,554,576
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,059,164
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	950,000	1,023,969
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,048,135
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,487,585

January 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	$250,000	$259,695
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,057,907
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	1,715,000	2,063,051
TOTAL INSURANCE		$13,729,524

MEDIA – 1.1%
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	1,500,000	1,508,781
Comcast Corp., Company Guaranteed, 4.95%, 10/15/58	1,500,000	2,053,276
Discovery Communications LLC, Company Guaranteed, 3.95%, 3/20/28	1,000,000	1,080,982
ViacomCBS, Inc., Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,261,614
TOTAL MEDIA		$5,904,653

METALS & MINING – 0.2%
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	1,000,000	1,268,282

MISCELLANEOUS MANUFACTURING – 0.5%
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,135,154
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	480,000	489,650
Textron, Inc., Sr. Unsecured, 3.88%, 3/01/25	750,000	806,957
TOTAL MISCELLANEOUS MANUFACTURING		$2,431,761

MULTI-UTILITIES – 1.0%
Sempra Energy, Sr. Unsecured, 2.85%, 11/15/20	2,870,000	2,886,536
Sempra Energy, Sr. Unsecured, 2.90%, 2/01/23	760,000	780,881
Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,558,133
TOTAL MULTI-UTILITIES		$5,225,550

OIL & GAS – 1.6%
Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27	2,000,000	2,189,446
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	745,000	790,716
Occidental Petroleum Corp., Sr. Unsecured, 2.70%, 8/15/22	1,690,000	1,716,085
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	1,450,000	1,531,879
Valero Energy Corp., Sr. Unsecured, 4.00%, 4/01/29	1,580,000	1,711,828
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	563,000	661,972
TOTAL OIL & GAS		$8,601,926

Description	Par Value	Value

PHARMACEUTICALS – 2.3%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	$1,485,000	$1,486,823
AbbVie, Inc., Sr. Unsecured, 2.95%, 11/21/26Ω	1,875,000	1,937,548
AbbVie, Inc., Sr. Unsecured, 4.25%, 11/14/28	1,235,000	1,388,561
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	521,764
AbbVie, Inc., Sr. Unsecured, 4.88%, 11/14/48	1,000,000	1,193,796
AbbVie, Inc., Sr. Unsecured, 4.25%, 11/21/49Ω	1,000,000	1,099,082
Bristol-Myers Squibb Co., Sr. Unsecured, (3 Month USD LIBOR + 0.38%), 2.28%, 5/16/22Δ,Ω	665,000	666,456
Bristol-Myers Squibb Co., Sr. Unsecured, 2.75%, 2/15/23Ω	1,305,000	1,340,319
Bristol-Myers Squibb Co., Sr. Unsecured, 3.40%, 7/26/29Ω	1,000,000	1,095,345
Zoetis, Inc., Sr. Unsecured, 3.95%, 9/12/47	1,005,000	1,173,315
TOTAL PHARMACEUTICALS		$11,903,009

PIPELINES – 2.6%
Energy Transfer Operating LP, Company Guaranteed, 3.60%, 2/01/23	870,000	904,694
Energy Transfer Operating LP, Company Guaranteed, 3.75%, 5/15/30	715,000	728,893
Energy Transfer Operating LP, Company Guaranteed, 5.30%, 4/15/47	1,250,000	1,325,331
Enterprise Products Operating LLC, Company Guaranteed, 2.80%, 2/15/21	1,075,000	1,086,164
Enterprise Products Operating LLC, Company Guaranteed, 4.20%, 1/31/50	1,120,000	1,213,717
Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	500,000	601,486
Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 9/01/44	1,000,000	1,170,028
Kinder Morgan, Inc., Company Guaranteed, 5.20%, 3/01/48	2,040,000	2,392,342
MPLX LP, Sr. Unsecured, (3 Month USD LIBOR + 1.10%), 2.99%, 9/09/22Δ	470,000	471,469
MPLX LP, Sr. Unsecured, 4.70%, 4/15/48	1,000,000	1,029,178
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,281,184
Plains All American Pipeline LP, Sr. Unsecured, 3.85%, 10/15/23	500,000	524,616
Spectra Energy Partners LP, Company Guaranteed, 3.50%, 3/15/25	670,000	712,517
TOTAL PIPELINES		$13,441,619

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

REAL ESTATE INVESTMENT TRUSTS – 2.6%
American Tower Corp., Sr. Unsecured, 3.45%, 9/15/21	$500,000	$512,995
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	415,000	461,944
American Tower Corp., Sr. Unsecured, 3.13%, 1/15/27	1,000,000	1,039,616
AvalonBay Communities, Inc., Sr. Unsecured, GMTN, 3.63%, 10/01/20	1,145,000	1,153,690
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27	1,420,000	1,530,744
Digital Realty Trust LP, Company Guaranteed, 3.63%, 10/01/22	1,100,000	1,142,199
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	695,000	728,250
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	915,000	979,919
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.63%, 1/15/28	800,000	847,593
Healthpeak Properties, Inc., Sr. Unsecured, 4.20%, 3/01/24	450,000	487,361
Welltower, Inc., Sr. Unsecured, 4.00%, 6/01/25	3,000,000	3,280,553
Welltower, Inc., Sr. Unsecured, 4.95%, 9/01/48	1,000,000	1,255,115
TOTAL REAL ESTATE INVESTMENT TRUSTS		$13,419,979

RETAIL – 0.2%
Nordstrom, Inc., Sr. Unsecured, 5.00%, 1/15/44	1,000,000	1,013,280

TELECOMMUNICATIONS – 0.5%
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	845,000	973,212
AT&T, Inc., Sr. Unsecured, 4.85%, 7/15/45	1,190,000	1,404,505
TOTAL TELECOMMUNICATIONS		$2,377,717

TRANSPORTATION – 1.3%
Ryder System, Inc., Sr. Unsecured, MTN, 3.50%, 6/01/21	500,000	510,238
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	980,000	993,254
Ryder System, Inc., Sr. Unsecured, MTN, 3.65%, 3/18/24#	1,670,000	1,776,205
Union Pacific Corp., Sr. Unsecured, 3.15%, 3/01/24	2,565,000	2,698,785
Union Pacific Corp., Sr. Unsecured, 4.30%, 3/01/49	675,000	808,780
TOTAL TRANSPORTATION		$6,787,262

TRUCKING & LEASING – 1.0%
GATX Corp., Sr. Unsecured, 2.60%, 3/30/20	2,000,000	2,001,655

Description	Par Value	Value
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26#	$1,065,000	$1,104,649
GATX Corp., Sr. Unsecured, 3.85%, 3/30/27	1,500,000	1,604,103
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	640,000	791,897
TOTAL TRUCKING & LEASING		$5,502,304

TOTAL CORPORATE BONDS (COST $208,730,755)		$222,449,068

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.1%

AIRLINES – 0.1%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	162,729	167,268
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	206,021	224,860
TOTAL AIRLINES		$392,128

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $368,750)		$392,128

GOVERNMENT AGENCIES – 0.8%

FEDERAL HOME LOAN BANK (FHLB) – 0.4%
3.25%, 11/16/28#	1,960,000	2,211,599

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%
2.38%, 1/13/22	125,000	127,414

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
6.25%, 5/15/29	750,000	1,042,854
7.25%, 5/15/30	400,000	606,440
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,649,294

TOTAL GOVERNMENT AGENCIES (COST $3,388,719)		$3,988,307

MORTGAGE-BACKED SECURITIES – 20.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 6.8%
Pool G12709, 5.00%, 7/01/22	13,967	14,428
Pool C00478, 8.50%, 9/01/26	8,563	9,632
Pool E09010, 2.50%, 9/01/27	603,503	617,158
Pool G18497, 3.00%, 1/01/29	77,390	79,973
Pool C01272, 6.00%, 12/01/31	16,620	19,278
Pool A13990, 4.50%, 10/01/33	10,206	11,009
Pool G01625, 5.00%, 11/01/33	23,382	25,981
Pool G08097, 6.50%, 11/01/35	11,246	13,127
Pool G02296, 5.00%, 6/01/36	119,193	131,971
Pool G02390, 6.00%, 9/01/36	4,036	4,691
Pool G05317, 5.00%, 4/01/37	483,006	536,694
Pool G03703, 5.50%, 12/01/37	12,949	14,481
Pool G04776, 5.50%, 7/01/38	41,638	46,436

January 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool G05500, 5.00%, 5/01/39	$418,320	$466,995
Pool A93415, 4.00%, 8/01/40	1,110,769	1,192,560
Pool A93505, 4.50%, 8/01/40	862,349	939,326
Pool A93996, 4.50%, 9/01/40	680,725	741,519
Pool G06222, 4.00%, 1/01/41	1,206,916	1,294,046
Pool A97047, 4.50%, 2/01/41	661,815	722,120
Pool G06956, 4.50%, 8/01/41	664,244	724,860
Pool C03750, 3.50%, 2/01/42	299,286	315,124
Pool C03849, 3.50%, 4/01/42	136,142	142,530
Pool Q08305, 3.50%, 5/01/42	790,986	842,508
Pool C04305, 3.00%, 11/01/42	2,249,675	2,340,493
Pool C09020, 3.50%, 11/01/42	2,061,689	2,170,650
Pool G07266, 4.00%, 12/01/42	1,777,632	1,902,218
Pool C04444, 3.00%, 1/01/43	81,745	84,251
Pool C09029, 3.00%, 3/01/43	373,601	388,820
Pool G08534, 3.00%, 6/01/43	467,026	486,056
Pool Q19476, 3.50%, 6/01/43	819,666	865,703
Pool C09044, 3.50%, 7/01/43	968,425	1,022,873
Pool G07889, 3.50%, 8/01/43	848,714	882,054
Pool G07624, 4.00%, 12/01/43	787,802	831,189
Pool G60038, 3.50%, 1/01/44	4,395,929	4,630,662
Pool G07680, 4.00%, 4/01/44	1,289,534	1,360,690
Pool G07943, 4.50%, 8/01/44	88,203	94,788
Pool G08607, 4.50%, 9/01/44	568,671	611,921
Pool Q33547, 3.50%, 5/01/45	811,602	854,885
Pool Q36970, 4.00%, 10/01/45	400,473	426,230
Pool G60384, 4.50%, 12/01/45	62,332	67,457
Pool Q39438, 4.00%, 3/01/46	2,797,687	2,970,329
Pool Q39644, 3.50%, 3/01/46	3,922,278	4,125,078
Pool G08705, 3.00%, 5/01/46	271,288	280,137
Pool G08708, 4.50%, 5/01/46	482,564	511,858
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$35,814,789

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 13.9%
Pool 975207, 5.00%, 3/01/23	14,504	15,030
Pool AE2520, 3.00%, 1/01/26	220,787	228,017
Pool 329794, 7.00%, 2/01/26	13,484	15,412
Pool 256639, 5.00%, 2/01/27	8,316	8,938
Pool 256752, 6.00%, 6/01/27	14,167	15,845
Pool 402255, 6.50%, 12/01/27	983	1,068
Pool AB8997, 2.50%, 4/01/28	134,936	137,723
Pool AS4480, 2.50%, 2/01/30	883,884	902,891
Pool AS7462, 2.50%, 6/01/31	349,049	356,247
Pool 254007, 6.50%, 10/01/31	9,223	10,798
Pool 638023, 6.50%, 4/01/32	46,890	51,468
Pool 642345, 6.50%, 5/01/32	37,653	41,332
Pool 651292, 6.50%, 7/01/32	59,234	65,019

Description	Par Value	Value
Pool 686398, 6.00%, 3/01/33	$135,078	$152,961
Pool 745412, 5.50%, 12/01/35	16,358	18,294
Pool 888789, 5.00%, 7/01/36	183,955	204,155
Pool 256515, 6.50%, 12/01/36	9,912	11,522
Pool AE0217, 4.50%, 8/01/40	105,236	115,575
Pool AB1796, 3.50%, 11/01/40	711,994	753,700
Pool AH5583, 4.50%, 2/01/41	307,957	335,858
Pool 890551, 4.50%, 8/01/41	65,538	71,484
Pool AL0658, 4.50%, 8/01/41	380,848	415,403
Pool AL1319, 4.50%, 10/01/41	669,758	728,941
Pool AL6302, 4.50%, 10/01/41	665,820	726,202
Pool AX5302, 4.00%, 1/01/42	1,143,901	1,229,655
Pool AK4523, 4.00%, 3/01/42	1,377,154	1,482,244
Pool AL2034, 4.50%, 4/01/42	156,127	169,697
Pool AB7936, 3.00%, 2/01/43	1,407,583	1,439,629
Pool AL3761, 4.50%, 2/01/43	223,022	239,463
Pool MA1458, 3.00%, 6/01/43	419,395	435,073
Pool AT7899, 3.50%, 7/01/43	2,414,247	2,492,791
Pool AS0302, 3.00%, 8/01/43	3,928,822	4,075,863
Pool AU4279, 3.00%, 9/01/43	749,103	777,141
Pool AL5537, 4.50%, 4/01/44	305,662	334,152
Pool AS3155, 4.00%, 8/01/44	79,414	84,480
Pool AX0833, 3.50%, 9/01/44	759,239	802,772
Pool AL6325, 3.00%, 10/01/44	2,502,723	2,596,924
Pool AS5136, 4.00%, 6/01/45	333,781	353,074
Pool AZ7362, 4.00%, 11/01/45	905,459	964,963
Pool AZ9565, 3.50%, 12/01/45	1,613,706	1,684,109
Pool BC0326, 3.50%, 12/01/45	1,240,952	1,295,025
Pool BC0245, 3.00%, 2/01/46	691,970	715,575
Pool BC0830, 3.00%, 4/01/46	1,019,712	1,054,472
Pool AS7568, 4.50%, 7/01/46	164,471	174,148
Pool BC4764, 3.00%, 10/01/46	1,210,796	1,252,134
Pool MA2771, 3.00%, 10/01/46	419,356	433,661
Pool AS8276, 3.00%, 11/01/46	1,444,967	1,494,306
Pool BC9003, 3.00%, 11/01/46	1,291,521	1,335,623
Pool BE1899, 3.00%, 11/01/46	4,716,842	4,878,043
Pool BE3767, 3.50%, 7/01/47	1,795,417	1,881,369
Pool BH2618, 3.50%, 8/01/47	501,677	525,672
Pool MA3088, 4.00%, 8/01/47	1,677,491	1,769,069
Pool BH4010, 4.50%, 9/01/47	1,444,774	1,539,416
Pool BH9215, 3.50%, 1/01/48	2,318,980	2,430,055
Pool BJ0639, 4.00%, 3/01/48	641,100	670,771
Pool BJ0650, 3.50%, 3/01/48	9,790,933	10,214,908
Pool BJ9169, 4.00%, 5/01/48	3,521,058	3,683,708
Pool BK4764, 4.00%, 8/01/48	3,657,784	3,826,752
Pool BN1628, 4.50%, 11/01/48	1,700,155	1,801,577
Pool TBA, 5.00%, 3/01/50	6,700,000	7,181,563
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$72,703,760

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354677, 7.50%, 10/15/23	$7,876	$8,553
Pool 354713, 7.50%, 12/15/23	4,725	4,994
Pool 354765, 7.00%, 2/15/24	12,943	14,152
Pool 354827, 7.00%, 5/15/24	9,124	9,991
Pool 360869, 7.50%, 5/15/24	13,061	13,717
Pool 385623, 7.00%, 5/15/24	15,268	17,015
Pool 2077, 7.00%, 9/20/25	4,719	5,130
Pool 503405, 6.50%, 4/15/29	15,649	16,128
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$89,680

TOTAL MORTGAGE-BACKED SECURITIES (COST $106,462,267)		$108,608,229

MUNICIPAL BOND – 0.5%

GENERAL – 0.5%
New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds (Series B), 4.13%, 6/15/42	2,500,000	2,685,925

TOTAL MUNICIPAL BOND (COST $2,500,000)		$2,685,925

U.S. TREASURY – 29.9%

U.S. TREASURY BONDS – 7.8%
2.25%, 8/15/49	3,000,000	3,167,737
2.38%, 11/15/49	2,000,000	2,169,025
2.50%, 2/15/45	2,135,000	2,338,044
2.50%, 2/15/46	280,000	307,462
2.75%, 11/15/47	2,235,000	2,589,059
2.88%, 8/15/45	300,000	351,645
3.00%, 5/15/42	500,000	594,656
3.00%, 11/15/44	2,000,000	2,386,479
3.00%, 5/15/45	2,000,000	2,391,801
3.00%, 11/15/45	765,000	917,378
3.00%, 2/15/47	1,098,000	1,327,700
3.00%, 5/15/47	1,695,000	2,050,390
3.00%, 2/15/48	4,000,000	4,853,706
3.13%, 8/15/44	6,637,000	8,075,095
3.63%, 8/15/43	881,000	1,152,977
3.63%, 2/15/44	2,106,000	2,762,415
3.75%, 11/15/43	365,000	487,093
5.25%, 2/15/29	500,000	659,264
5.38%, 2/15/31	600,000	833,903
6.25%, 5/15/30	500,000	725,851
6.38%, 8/15/27#	450,000	609,987
TOTAL U.S. TREASURY BONDS		$40,751,667

Description	Par Value	Value

U.S. TREASURY NOTES – 22.1%
1.38%, 3/31/20	$1,300,000	$1,299,411
1.63%, 11/30/20	1,710,000	1,711,138
1.63%, 8/15/22	6,000,000	6,048,374
1.63%, 11/15/22	1,928,000	1,944,465
1.63%, 5/31/23	12,400,000	12,533,267
1.63%, 2/15/26	8,000,000	8,109,912
1.63%, 5/15/26	4,695,000	4,759,531
1.63%, 8/15/29#	5,000,000	5,054,238
1.75%, 3/31/22	5,000,000	5,045,712
1.75%, 5/15/22	380,000	383,713
1.75%, 5/15/23	2,000,000	2,028,367
1.75%, 7/31/24	1,900,000	1,935,834
2.00%, 11/15/21	1,000,000	1,011,338
2.00%, 4/30/24	10,195,000	10,482,799
2.00%, 2/15/25	4,655,000	4,805,408
2.00%, 8/15/25	295,000	305,088
2.00%, 11/15/26	4,180,000	4,337,437
2.13%, 8/15/21	3,750,000	3,790,715
2.13%, 6/30/22	6,615,000	6,743,759
2.13%, 5/15/25	2,500,000	2,599,543
2.25%, 7/31/21	6,600,000	6,682,990
2.25%, 11/15/25	230,000	241,173
2.38%, 8/15/24	5,600,000	5,859,630
2.38%, 5/15/29	2,500,000	2,690,015
2.50%, 3/31/23	7,000,000	7,258,952
2.50%, 8/15/23	200,000	208,245
2.63%, 11/15/20	500,000	504,238
2.75%, 2/15/28	6,000,000	6,589,945
3.63%, 2/15/20	750,000	750,578
TOTAL U.S. TREASURY NOTES		$115,715,815

TOTAL U.S. TREASURY (COST $146,909,359)		$156,467,482

	Number of Shares

MONEY MARKET FUND – 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%^	4,115,039	$4,115,039

TOTAL MONEY MARKET FUND (COST $4,115,039)		$4,115,039

TOTAL INVESTMENTS IN SECURITIES – 101.1% (COST $503,852,779)		$530,030,416

January 31, 2020 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.7%

REPURCHASE AGREEMENTS – 3.7%
Bank of America Securities, Inc., 1.57%, dated 1/31/20, due 2/03/20, repurchase price $941,936, collateralized by U.S. Treasury Securities, 1.75% to 2.75%, maturing 11/15/20 to 2/15/24; total market value of $960,649.	$941,813	$941,813
BNP Paribas SA, 1.59%, dated 1/31/20, due 2/03/20, repurchase price $3,634,181, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 5/15/20 to 12/01/49; total market value of $3,706,375.	3,633,700	3,633,700
Citigroup Global Markets, Ltd., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $3,634,181, collateralized by U.S. Government Agency & Treasury Securities, 1.56% to 9.00%, maturing 2/15/20 to 2/01/50; total market value of $3,706,374.	3,633,700	3,633,700
Deutsche Bank Securities, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $3,634,181, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 4/15/20 to 2/01/50; total market value of $3,706,374.	3,633,700	3,633,700
HSBC Securities USA, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $3,634,181, collateralized by U.S. Government Agency Securities, 3.00% to 5.50%, maturing 1/01/26 to 7/01/56; total market value of $3,706,374.	3,633,700	3,633,700
RBC Dominion Securities, Inc., 1.58%, dated 1/31/20, due 2/03/20, repurchase price $3,634,178, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 4/23/20 to 2/01/50; total market value of $3,706,374.	3,633,700	3,633,700

TOTAL REPURCHASE AGREEMENTS (COST $19,110,313)		$19,110,313

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $19,110,313)		$19,110,313

TOTAL INVESTMENTS – 104.8% (COST $522,963,092)		$549,140,729

COLLATERAL FOR SECURITIES ON LOAN – (3.7%)		(19,110,313)

OTHER LIABILITIES LESS ASSETS – (1.1%)		(5,928,205)

TOTAL NET ASSETS – 100.0%		$524,102,211

#	Security, or a portion thereof, is on loan.
^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Broad Market Bond Fund (concluded)

securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	The rate shown reflects the effective yield at purchase date.
Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2020, these liquid restricted securities amounted to 21,227,511 representing 4.05% of total net assets.

**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT	Bank Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
NA	National Association
PLC	Public Limited Company
TBA	To Be Announced Security
USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

January 31, 2020 (unaudited)